OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 31,652	$ 28,176
Accrued warranty costs (See B below)	9,517	8,287
Governmental institutions	12,202	11,377
Governments grants payables	647	995
Other	807	50
Other current liabilities	$ 54,825	$ 48,885